Personnel - Additional Information (Detail) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and average number of employees [line items]
Number of employees	33,200	33,200	32,100
Average number of employees	33,400	32,800	31,800
United Kingdom [member]
Disclosure of number and average number of employees [line items]
Number of employees	5,400	5,400	5,200
Average number of employees	5,400	5,300	5,100